Cash and cash equivalents (Details) - EUR (€)	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Jan. 01, 2017
Cash and cash equivalents
Cash	€ 625,967,000		€ 620,145,000
Securities and time deposits	1,128,085,000		357,964,000
Cash and cash equivalents	1,754,052,000	€ 978,109,000	978,109,000	€ 729,240,000	€ 708,882,000
Restricted cash	€ 444,000		€ 53,694,000